Contract Balances - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Contract With Customer Asset And Liability [Line Items]
Contract liability revenue recognised	$ 61,775	$ 57,128	$ 59,006	$ 56,516
Period within which payment is due from customer			30 days
Unbilled Revenues [Member]
Contract With Customer Asset And Liability [Line Items]
Unbilled accounts receivable	$ 3,294		$ 1,622	$ 503